Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

March 19, 2010

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864) Filing Pursuant to Rule 485(b)

On behalf of WisdomTree Trust (the “Trust”), we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 32 (“PEA No. 32”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 32 is to respond to the Staff’s comments on Post-Effective Amendment No. 30 and to make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s WisdomTree Dreyfus Commodity Currency Fund.

I hereby certify that PEA No. 32 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 739-5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Enclosures